Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

15. Segment Reporting

The Company has organized its operations into two reportable segments: North America and International. These segments represent the components of the Company for which separate financial information is available that is utilized on a regular basis by the CODM to assess segment performance, set strategic goals, and allocate the Company’s resources.

The following tables present discrete financial information for our two reportable segments (dollars in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023

Revenue
North America	$2,832	$12,488	$15,478	$32,330
International	9,774	4,992	25,802	11,290
	$12,606	$17,480	$41,280	$43,620

Loss from operations
North America	$(3,664)	$(3,243)	$(20,456)	$(10,729)
International	1,184	879	5,180	1,259
	$(2,480)	$(2,364)	$(15,276)	$(9,470)

Net loss
North America	$(6,281)	$(3,760)	$(25,053)	$(24,057)
International	1,108	644	5,079	959
	$(5,174)	$(3,116)	$(19,974)	$(23,098)

Depreciation and amortization
North America	$505	$495	$1,504	$1,415
International	85	162	322	484
	$590	$657	$1,826	$1,899

Assets by reportable segment were not included, as that information is not reviewed by the CODM to make operating decisions or allocate resources. Assets are reviewed on a consolidated basis.

16.	Segment Reporting

The Company reports its segments to reflect the manner in which its CODM reviews and assesses performance. The primary financial measure used by the CODM to evaluate the performance of its segments and allocate resources to them is operating income or (loss). Accordingly, the Company has two reportable segments: North America and International.

The following tables present reportable segment operational data (dollars in thousands):

	Year Ended
	December 31,
	2023	2022
Revenue
North America	$48,938	$28,613
International	16,931	4,296
Total revenue	$65,869	$32,909
Income (loss) from operations
North America	$(14,121)	$(36,517)
International	1,819	(1,321)
Total income (loss) from operations	$(12,302)	$(37,838)
Depreciation and amortization
North America	$1,907	$19,938
International	646	979
Total depreciation and amortization	$2,553	$20,917
Net income (loss)
North America	$(54,170)	$(47,969)
International	1,069	(1,267)
Total net income (loss)	$(53,101)	$(49,236)

Assets by reportable segment were not included, as that information is not reviewed by the CODM to make operating decisions or allocate resources. Assets are reviewed on a consolidated basis.